Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Schedule of Estimated Useful Lives
The estimated useful lives are as follows:

	%	Mainly %
Office furniture and equipment	6-33	33
Photovoltaic plants in Spain	4	4
Photovoltaic plants in Italy	5	5
Anaerobic digestion plants in the Netherlands	8	8
Leasehold improvements	Over the shorter of the lease period or the life of the asset	7

Schedule of Reserves and Retained Earnings and Other Components Equity
The table hereunder presents the original measurement categories according to IAS 39 and the new measurement categories according to IFRS 9 with respect to the financial assets and financial liabilities of the Company as at January 1, 2018, and the effects of the transition to IFRS 9 on the opening balances of reserves and retained earnings and other components of equity.

	Original	New	Carrying	Carrying
	classification	classification	amount	amount
	according to	according to	according to	according to
	IAS 39	IFRS 9	IAS 39	IFRS 9
			€ thousands	€ thousands
Financial assets
Loans granted to associates	Loans and receivables	Fair value through profit or loss	11,653	11,902
Reserves and retained earnings
Retained earnings	-	-	-	341